Income Taxes - Summary of Components of Net Deferred Income Tax Assets and Liabilities (Parenthetical) (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Deferred tax asset on lease liability	₱ 13,234	₱ 11,909
Deferred tax liability on right of use asset	₱ 9,994	₱ 8,461